SHARE-BASED PAYMENT (Details)		12 Months Ended
	May 14, 2022 component	Dec. 31, 2025 shares	Dec. 31, 2024 shares
SHARE-BASED PAYMENT
Number of components under plan | component	2
Percentage of stock options	10.00%
Issued options		3,250,000	3,500,000
Performance-Based Awards
SHARE-BASED PAYMENT
Maximum aggregate number of common shares issuable		21,061,438	16,991,819